PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.PROPERTY AND EQUIPMENT, NET

The components of property and equipment are as follows:

	As of December 31,
	2015	2016
Leasehold improvements	$3,887	$3,748
Furniture, fixtures and office equipment	2,440	2,345
Software and IT equipment	3,013	2,857

Property and equipment	9,340	8,950
Less: Accumulated depreciation	(7,131)	(7,879)

Property and equipment, net	$2,209	$1,071

Depreciation expenses incurred for the years ended December 31, 2014, 2015 and 2016 are $1,838, $2,118 and $1,378, respectively.